Employee Benefits - Share-based Payments (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits
Total share-based compensation expense	$ 8,402	$ 2,802	$ 46,307	$ 9,557	$ 7,966